Document and Entity Information	Jan. 10, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 10, 2023
Entity Registrant Name	Lucira Health, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39976
Entity Tax Identification Number	27-2491037
Entity Address, Address Line One	1315 63rd St
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	350-8071
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LHDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001652724
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1412 62nd Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608